Segment information (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment information (Textual)
Provisions amount	$ 9,764	$ 7,197
Principal amount	$ 4,517	3,763	$ 2,701
Description of corresponding assets	Assets corresponding to the Operations Center in Israel segments, Ps. 51,895 are located in USA (Ps. 54,340 in 2018 and Ps. 43,869 in 2017), Ps. 1,385 (Ps. 1,632 in 2018 and Ps. 1,546 in 2017) in India and the remaining are located in Israel.
Argentina
Segment information (Textual)
Principal amount	$ 8,872	7,902	6,723
Corresponding to assets	9,630	8,210	8,334
Argentina | Urban properties and investments [Member]
Segment information (Textual)
Principal amount	10,189
Corresponding to assets	82,638	109,244	92,362
Other Countries [Member]
Segment information (Textual)
Principal amount	4,377	2,779	1,799
Corresponding to assets	14,576	13,308	8,981
Other Countries [Member] | Urban properties and investments [Member]
Segment information (Textual)
Corresponding to assets	(4,580)	(2,261)	1,676
Brazil
Segment information (Textual)
Principal amount	4,057	2,530	1,494
Corresponding to assets	13,276	11,984	6,749
Uruguay [Member] | Urban properties and investments [Member]
Segment information (Textual)
Principal amount	335
Corresponding to assets	284	308	383
UNITED STATES | Urban properties and investments [Member]
Segment information (Textual)
Corresponding to assets	(4,864)	(2,569)	1,293
Adjustments [Member]
Segment information (Textual)
Corresponding to expenses	(104)	(41)	(56)
Management fees	0	(1,019)	(433)
Provisions amount	$ 6,058	$ 3,815	$ 112